Consolidated statements of cash flows - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ 192,550	R$ (42,892)
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation and amortisation expense	119,268	107,609
Adjustments for undistributed profits of associates	30,597	13,954
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	1,157,140	818,523
Adjustments for provisions	27,104	20,218
Adjustments for deferred tax expense	215,962	96,428
- Current income tax and social contribution	(176,960)	(211,802)
- Provisions for loss of assets	(20,646)	23,363
Adjustments For Other capital gains (losses)	(34,428)	(63,565)
Adjustments for Provision for performance income	(104,840)	(123,702)
Adjustments for unrealised foreign exchange losses (gains)	(67,769)	(73,733)
Compulsory deposits at Central Bank of Brazil	663,906	(286,755)
Loans and advances to customers, net of provision for expected loss	(5,073,844)	(4,103,996)
Amounts due from financial institutions	784,612	(1,365,638)
Securities	443,693	(619,343)
Derivative financial assets	(9,389)	86,367
Non-current assets held for sale	(2,404)	(35,910)
Other assets	(424,299)	(119,103)
Liabilities with financial institutions	1,511,348	2,008,000
Liabilities with customers	5,421,184	3,118,483
Securities issued	1,260,400	3,344,826
Derivative financial liabilities	(16,709)	(26,198)
Borrowing and onlending	50,394	8,048
Tax liabilities	130,814	26,197
Provisions	(49,513)	(13,846)
Other liabilities	112,543	(335,226)
Income tax paid	(180,795)	(47,305)
Net cash from operating activities	5,959,919	2,203,002
Cash flows from (used in) investing activities [abstract]
Capital increase in afilliate	11,564	0
Acquisition of investments, net of cash acquired	(14,426)	(545,983)
Acquisition of property and equipment	(12,974)	(33,330)
Proceeds from sale of property and equipment	0	1,516
Acquisition of intangible assets	(194,228)	(108,813)
Acquisition of financial assets at FVOCI	(15,747,029)	(7,306,475)
Proceeds from sale of financial assets at FVOCI	12,801,310	7,663,646
Acquisition of financial assets at FVTPL	(590,236)	(530,160)
Proceeds from sale of financial assets at FVTPL	730,119	99,393
Net cash used in investing activities	(3,015,900)	(760,206)
Cash flows from (used in) financing activities [abstract]
Dividends and interest on shareholders' equity paid	(19,704)	0
Repurchase of treasury shares	(16,409)	0
Payment to shareholders of subsidiary	0	(1,178,665)
Acquisition of fund's shares	(10,245)	0
Net cash used in financing activities	(46,358)	(1,178,665)
Increase in cash and cash equivalents	2,897,661	264,131
Cash and cash equivalents at the beginning of the period	1,331,648	500,446
Effect of the exchange rate variation on cash and cash equivalents	67,769	73,733
Cash and cash equivalents at the end of the period	R$ 4,297,078	R$ 838,310